Document And Entity Information	Aug. 21, 2025
Document Information Line Items
Entity Central Index Key	0002075336
Document Type	S-1
Entity Registrant Name	AA Mission Acquisition Corp. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false